Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001587982
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 20, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 20, 2022
Prospectus Date	rr_ProspectusDate	Aug. 01, 2022
Sunbridge Capital Emerging Markets Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Sunbridge Capital Emerging Markets Fund

(Investor Class – Ticker Symbol: RIMIX)

(Institutional Class – Ticker Symbol: CNRYX)

A series of Investment Managers Series Trust II

Supplement dated September 20, 2022 to the

Prospectus and Statement of Additional Information (“SAI”), each dated August 1, 2022.

Important Notice Regarding Investor Class Shares and Institutional Class Shares

The Board of Trustees of the Trust (the “Board”) has approved the termination of the Sunbridge Capital Emerging Markets Fund’s (the “Fund”) Distribution (Rule 12b-1) Plan currently applicable to the Fund’s Investor Class Shares, effective on December 30, 2022 (the “Effective Date”). As of the Effective Date, all references to the Distribution (Rule 12b-1) Plan in the Prospectus and Statement of Additional Information are deleted. All other expenses are expected to remain the same. In addition, as of the Effective Date, Sunbridge Capital Partners LLC (the “Advisor”), the Fund’s advisor, has agreed to reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the Fund’s Investor Class Shares from 1.60% to 1.35% of average daily net assets. As of the Effective Date, all references in the Fund’s Prospectus and SAI to the expense limitation arrangement are revised accordingly.

As of the Effective Date, the Fund’s Investor Class Shares will have the same fee structure as the Institutional Class Shares. As a result, the Advisor has recommended, and the Board has approved, the re-designation of the Fund’s Investor Class Shares to Institutional Class Shares as of the Effective Date. As of the Effective Date, all references to “Investor Class Shares” in the Prospectus and Statement of Additional Information are replaced with “Institutional Class Shares.” The ticker symbol for the re-designated Institutional Class Shares will remain “RIMIX.” Furthermore, as of the Effective Date, the existing Institutional Class Shares (CNRYX) will be combined into the Institutional Class Shares (RIMIX) and the Institutional Class Shares (CNRYX) will be terminated. As of the Effective Date, all references to Institutional Class Shares (CNRYX) in the Prospectus and Statement of Additional Information are deleted.

Following the Effective Date, the Fund will have one share class (Institutional Class (RIMIX)). This is the original share class of the Fund and reflects the Fund’s performance track record since inception. The decision to combine classes was recommended by the Advisor to rationalize the Fund’s expenses in the best interest of the Fund’s shareholders. The Advisor expects the Fund’s overall expenses will decline marginally as a result of the share class combination. Shareholders do not need to take any action. There will be no increase in expenses for holders of current Institutional Class Shares (CNRYX) in connection with the proposed changes, and holders of Institutional Class Shares (formerly Investor Class Shares) (RIMIX) will benefit from the removal of the Distribution (Rule 12b-1) fee described above.

In connection with the changes noted above, as of the Effective Date, the “Fees and Expenses of the Fund” section in the Prospectus is deleted and replaced with the following:

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect the current management fees, effective April 1, 2022, and the termination of the Fund’s Distribution (Rule 12b-1) Plan, effective December 30, 2022.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Sunbridge Capital Emerging Markets Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.98%	[1]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.13%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[1]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.16%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.28%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,545

[1]	The expense information in the table has been restated to reflect the current management fees, effective April 1, 2022, and the termination of the Fund’s Distribution (Rule 12b-1) Plan, effective December 30, 2022.